FORM 13F HR

13FHR/A COVER PAGE

Report for the Calendar Year or Quarter Ended JUNE 30,2010
                                              _________________


CHECK HERE IF AMENDMENT:         [  ] AMENDMENT NUMBER:___
This amendment (check only one): [  ] is a restatement
                                 [  ] adds new holding entries

Institutional Investment Manager Filing this report:
Name: Oldfield Partners LLP
Address: 130 Buckingham Palace Road
London SW1W 9SA, United Kingdom

Form 13f - File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report of the Reporting Manager:

NAME:  Robert White
Title: Compliance Officer
Phone: +44-207-2591009

Signature, Place and Date of Signing

SIGNATURE:	Robert White


PLACE:		London, UNITED KINGDOM


DATE:		JULY 15, 2010
                _________________

REPORT TYPE:
____________

[x] 13 F HOLDINGS REPORT (check here if all holdings of this reporting managerare reported in this report)

[ ] 13 F NOTICE  (check here if no holdings reported are in this report,and all holdings are reported by
                  other managers)

[ ] 13 F COMBINATION REPORT (check here if a portion of the holdings for this reporting manager are reported
                             in this report and a portion are reported by other reporting managers)

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:  None

				REPORT SUMMARY
				=============

NUMBER OF OTHER INCLUDED MANAGERS:	0
_________________________________       ==

FORM 13F INFORMATION TABLE TOTAL:	32 entries
_________________________________       ==========


FORM 13F INFORMATION TABLE VALUE TOTAL:	USD 923786.076 (THOUSANDS)
_______________________________________ ==========================


LIST OF OTHER INCLUDED MANAGERS:        NONE
________________________________        ====

                      FORM 13F INFORMATION TABLE
                      ___________________________

COL                  COL        COL       COL        COL         COL  COL  COL
1                    2          3         4          5           6    7    8
_______________________________________________________________________________
	             Title of             Value      SH/         INV  OTH  VOTE
Name of Issuer	     Class      CUSIP     (x$1000)   PRN         DISC MGRS AUTH
_______________________________________________________________________________

Chubb Corp           COM  	171232101 1140.456   22800    SH Sole None None
Chubb Corp           COM  	171232101 58766.597  1174862  SH Sole None Sole
Cia Minas Buenaventu SP ADR     204448104 5284.896   137771   SH Sole None Sole
ConocoPhillips       COM  	20825C104 2500.530   51000    SH Sole None None
ConocoPhillips       COM  	20825C104 140324.301 2862009  SH Sole None Sole
D R Horton Inc       COM  	23331A109 981.919    99890    SH Sole None None
D R Horton Inc       COM  	23331A109 37939.347  3859547  SH Sole None Sole
Embraer-Empr Brasil  SP ADR COM	29081M102 9687.090   463719   SH Sole None Sole
Block H&R Inc        COM  	93671105  197.442    12600    SH Sole None Sole
Heinz H J Co         COM  	423074103 2703.068   62600    SH Sole None None
Heinz H J Co         COM  	423074103 112647.164 2608781  SH Sole None Sole
Johnson & Johnson    COM  	478160104 2547.576   43150    SH Sole None None
Johnson & Johnson    COM  	478160104 12834.860  2173812  SH Sole None Sole
Legg Mason Inc       COM  	524901105 970.184    34600    SH Sole None None
Legg Mason Inc       COM  	524901105 39906.668  1423205  SH Sole None Sole
Lexmark Intl New     CL A	529771107 185.024    5600     SH Sole None Sole
Microsoft Corp       COM  	594918104 2596.700   112900   SH Sole None None
Microsoft Corp       COM  	594918104 125956.487 5476369  SH Sole None Sole
Natuzzi S P A        ADR        63905A101 127.162    43400    SH Sole None Sole
Newfield Expl Co     COM  	651290108 215.028    4400     SH Sole None Sole
NVIDIA Corp          COM  	67066G104 87.806     8600     SH Sole None Sole
Petroleo Brasileiro  SP ADR NV	71654V101 12042.210  404101   SH Sole None Sole
Pfizer Inc           COM  	717081103 1896.675   133100   SH Sole None None
Pfizer Inc           COM  	717081103 91799.056  6442039  SH Sole None Sole
Pulte Homes Inc      COM  	745867101 641.752    77600    SH Sole None None
Pulte Homes Inc      COM  	745867101 32434.799  3921983  SH Sole None Sole
SK Telecom Ltd       SP ADR     78440P108 13034.858  886725   SH Sole None Sole
Ternium SA           SP ADR     880890108 10050.850  305126   SH Sole None Sole
Time Warner Inc      COM  	887317303 1332.290   46100    SH Sole None None
Time Warner Inc      COM  	887317303 77241.175  2672705  SH Sole None Sole
Toll Brothers Inc    COM  	889478103 192.812    11800    SH Sole None Sole
Turkcell Iletisim Hi SP ADR 	900111204 10012.294  774346   SH Sole None Sole